SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	Dec. 18, 2025	Nov. 20, 2025
Subsequent Event [Line Items]
Number of shares issued, value		$ 18,000,000
Number of shares issued		750,360
Common stock voting rights	the Company approved to adopt a dual-class share structure consisting of Class A ordinary shares (one vote per share) and Class B ordinary shares (25 votes per share)